EQUITY INCENTIVE PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the stock option activity

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value
Outstanding at December 31, 2019	4,764,571	$0.74	7.53	$2,313
Granted	1,432,250	1.23
Exercised	(206,784)	0.58
Forfeited	(177,887)	0.64
Outstanding at December 31, 2020	5,812,150	$0.87	7.07	$2,073
Options exercisable at December 31, 2020	3,977,599	$0.76	6.43	$1,879
Vested and expected to vest at December 31, 2020	5,666,661	$0.87	7.07	$5,667

Summary of stock-based compensation expense

The Company’s stock-based compensation expense for the periods presented was as follows (in thousands):

	Nine months ended September 30,
	2021	2020
Cost of sales – Device	$12	$—
Cost of sales – Service	12	—
Research and development	829	655
General and administrative	2,226	131
Sales and marketing	52	71
	$3,131	$857

The Company’s stock-based compensation expense for the periods presented was as follows (in thousands):

	2020	2019
Research and development	$864	$596
General and administrative	231	293
Sales and marketing	22	7
Total stock-based compensation expense	$1,117	$896

Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option, valuation assumptions

	2020	2019
Risk Free interest rate	1.5% – 1.7%	1.5% – 2.7%
Expected dividend yield	0%	0%
Expected term	5.8 years – 6.0 years	5.9 years – 6.2 years
Expected volatility	60%	60%

Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option, valuation assumptions

The assumptions used to value option grants to nonemployees for the years ended December 31, 2020 and 2019 were as follows:

	2020	2019
Risk Free interest rate	1.5% – 1.7%	1.5% – 2.7%
Expected dividend yield	0%	0%
Expected term	5.8 years – 6.0 years	4.7 years – 10.0 years
Expected volatility	60%	60%

Hyperfine
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the stock option activity

A summary of the stock option activity under the Hyperfine Plan is presented in the table below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Outstanding at December 31, 2020	5,812,150	$0.87	7.07	$2,073
Granted	19,591,900	1.07
Exercised	(1,690,990)	0.86
Forfeited	(1,047,555)	1.04
Outstanding at September 30, 2021	22,665,505	$1.04	9.03	$1,018
Options exercisable at September 30, 2021	3,554,421	$0.83	6.64	$964
Vested and expected to vest at September 30, 2021	21,149,996	$1.03	9.00	$1,014

Liminal
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the stock option activity

A summary of the stock option activity under the Liminal Plan is presented in the table below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Outstanding at December 31, 2020	—	$—	—	$—
Granted	1,976,000	0.94
Exercised	—	—
Forfeited	(1,006,250)	0.94
Outstanding at September 30, 2021	969,750	$0.94	9.61	$—
Options exercisable at September 30, 2021	189,091	$0.94	9.61	$—
Vested and expected to vest at September 30, 2021	969,750	$0.94	9.61	$—